4. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Convertible notes payable, principal	$ 1,293,211	$ 1,293,211	$ 527,780
Unamortized discount	(242,300)	(774,011)	(27,641)
Convertible notes payable, net	1,050,911	519,200	500,139
Accrued interest	37,721	5,391	74,036
November 2014 10% Convertible Notes
Convertible notes payable, principal		527,780	527,780
Accrued interest		2,555	$ 74,036
December 2016 10% Convertible Notes [Member]
Convertible notes payable, principal	680,400	680,400
Unamortized discount	(127,450)	(498,648)
Convertible notes payable, net	552,950	181,752
Accrued interest	$ 19,846	$ 2,836